Income Taxes (Details) - Schedule of reconciliation between the income tax expense - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation between the income tax expense [Abstract]
Loss before income tax	$ (26,960)	$ (7,720)	$ (43,150)	$ (18,710)	$ (33,624)	$ (59,474)	$ (54,266)
Tax credit at the U.S. federal corporate income tax rate of 21%					(7,061)	(12,490)	(11,396)
Tax effect of permanent differences					(2,152)	(2,961)	(4,033)
Tax effect of income tax rate difference in other jurisdictions					2,511	4,076	3,417
Changes in valuation allowance					6,702	11,669	17,943
Others					1	(105)	494
Income tax expense					$ 1	$ 189	$ 6,425